ALGER

THE ALGER INSTITUTIONAL FUNDS

QUARTERLY REPORT

JULY 31, 2023

THE ALGER INSTITUTIONAL FUNDS

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

Schedule of Investments July 31, 2023 (Unaudited)

COMMON STOCKS—100.0%	SHARES	VALUE
ADVERTISING—0.9%
The Trade Desk, Inc., Cl. A*	214,103	$19,539,040
AEROSPACE & DEFENSE—2.9%
HEICO Corp.	99,930	17,585,681
TransDigm Group, Inc.	50,541	45,472,749
		63,058,430
AGRICULTURAL & FARM MACHINERY—0.4%
Deere & Co.	19,515	8,383,644
APPAREL ACCESSORIES & LUXURY GOODS—0.5%
LVMH Moet Hennessy Louis Vuitton SE	11,894	11,046,766
APPLICATION SOFTWARE—4.3%
Adobe, Inc.*	56,851	31,050,311
Cadence Design Systems, Inc.*	64,628	15,123,598
Datadog, Inc., Cl. A*	143,962	16,803,245
Intuit, Inc.	37,785	19,334,584
Salesforce, Inc.*	45,919	10,332,234
		92,643,972
AUTOMOBILE MANUFACTURERS—1.7%
Tesla, Inc.*	135,043	36,114,549
AUTOMOTIVE PARTS & EQUIPMENT—0.4%
Mobileye Global, Inc., Cl. A*	223,725	8,541,820
BIOTECHNOLOGY—2.6%
Natera, Inc.*	541,535	24,488,213
Vaxcyte, Inc.*	412,593	19,829,219
Vertex Pharmaceuticals, Inc.*	32,961	11,613,479
		55,930,911
BROADLINE RETAIL—8.1%
Amazon.com, Inc.*	1,018,236	136,117,789
MercadoLibre, Inc.*	31,041	38,430,310
		174,548,099
CARGO GROUND TRANSPORTATION—0.3%
Old Dominion Freight Line, Inc.	17,803	7,468,180
CASINOS & GAMING—3.7%
DraftKings, Inc., Cl. A*	516,986	16,429,815
Flutter Entertainment PLC*	120,028	23,873,514
Las Vegas Sands Corp.*	387,584	23,181,399
MGM Resorts International	315,848	16,035,603
		79,520,331
CONSTRUCTION & ENGINEERING—0.4%
Quanta Services, Inc.	39,826	8,029,718
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—0.5%
Wabtec Corp.	91,275	10,810,611
CONSTRUCTION MATERIALS—1.4%
Martin Marietta Materials, Inc.	67,225	30,013,273
DIVERSIFIED BANKS—1.1%
JPMorgan Chase & Co.	142,926	22,576,591
ELECTRICAL COMPONENTS & EQUIPMENT—0.4%
Eaton Corp. PLC	44,249	9,085,205

THE ALGER INSTITUTIONAL FUNDS

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

Schedule of Investments July 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—100.0% (CONT.)	SHARES	VALUE
ENVIRONMENTAL & FACILITIES SERVICES—1.1%
GFL Environmental, Inc.	681,704	$23,273,375
FINANCIAL EXCHANGES & DATA—2.1%
CME Group, Inc., Cl. A	62,704	12,475,588
S&P Global, Inc.	79,866	31,507,935
		43,983,523
HEALTHCARE DISTRIBUTORS—0.9%
McKesson Corp.	46,496	18,709,990
HEALTHCARE EQUIPMENT—3.1%
Boston Scientific Corp.*	439,489	22,787,505
Dexcom, Inc.*	111,485	13,886,571
GE HealthCare Technologies, Inc.	119,034	9,284,652
Intuitive Surgical, Inc.*	65,178	21,143,743
		67,102,471
HEALTHCARE FACILITIES—0.8%
Acadia Healthcare Co., Inc.*	213,022	16,835,129
HOTELS RESORTS & CRUISE LINES—1.7%
Booking Holdings, Inc.*	3,976	11,811,901
Trip.com Group Ltd.#,*	593,113	24,341,357
		36,153,258
INDUSTRIAL GASES—0.5%
Air Products & Chemicals, Inc.	36,240	11,065,159
INTERACTIVE MEDIA & SERVICES—9.3%
Alphabet, Inc., Cl. C*	718,171	95,595,742
Meta Platforms, Inc., Cl. A*	306,118	97,529,195
Pinterest, Inc., Cl. A*	194,908	5,650,383
		198,775,320
INTERNET SERVICES & INFRASTRUCTURE—0.4%
MongoDB, Inc., Cl. A*	21,912	9,277,541
LIFE SCIENCES TOOLS & SERVICES—1.1%
Danaher Corp.	92,589	23,615,750
MANAGED HEALTHCARE—1.2%
UnitedHealth Group, Inc.	52,593	26,631,517
MOVIES & ENTERTAINMENT—2.3%
Liberty Media Corp. Series C Liberty Formula One*	179,591	13,038,307
Netflix, Inc.*	80,569	35,367,374
		48,405,681
OIL & GAS EQUIPMENT & SERVICES—1.1%
Schlumberger NV	386,135	22,527,116
OIL & GAS EXPLORATION & PRODUCTION—2.0%
Diamondback Energy, Inc.	101,559	14,961,672
Hess Corp.	87,095	13,214,924
Pioneer Natural Resources Co.	66,461	14,998,254
		43,174,850
OIL & GAS STORAGE & TRANSPORTATION—0.5%
Cheniere Energy, Inc.	68,938	11,158,305
PASSENGER GROUND TRANSPORTATION—0.5%
Uber Technologies, Inc.*	235,867	11,665,982

THE ALGER INSTITUTIONAL FUNDS

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

Schedule of Investments July 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—100.0% (CONT.)	SHARES	VALUE
PHARMACEUTICALS—1.6%
AstraZeneca PLC#	194,803	$13,967,375
Eli Lilly & Co.	24,808	11,276,476
Reata Pharmaceuticals, Inc., Cl. A*	49,844	8,253,170
		33,497,021
SEMICONDUCTORS—13.2%
Advanced Micro Devices, Inc.*	143,114	16,372,242
Broadcom, Inc.	4,703	4,226,351
First Solar, Inc.*	51,462	10,673,219
Marvell Technology, Inc.	617,287	40,203,902
NVIDIA Corp.	369,643	172,730,477
ON Semiconductor Corp.*	96,205	10,366,089
Taiwan Semiconductor Manufacturing Co., Ltd.#	278,571	27,620,315
		282,192,595
SPECIALTY CHEMICALS—0.9%
Albemarle Corp.	86,207	18,300,022
SYSTEMS SOFTWARE—14.9%
Microsoft Corp.	835,512	280,665,191
Oracle Corp.	151,613	17,773,592
Palo Alto Networks, Inc.*	6,037	1,509,009
ServiceNow, Inc.*	34,249	19,967,167
		319,914,959
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.5%
Apple, Inc.	820,289	161,145,774
TRANSACTION & PAYMENT PROCESSING SERVICES—3.7%
Toast, Inc., Cl. A*	487,088	10,750,032
Visa, Inc., Cl. A	287,306	68,301,256
		79,051,288
TOTAL COMMON STOCKS
(Cost $1,158,486,654)		2,143,767,766

PREFERRED STOCKS—0.1%	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.1%
Chime Financial, Inc., Series G*,@,(a)	38,919	1,670,014
(Cost $2,688,128)		1,670,014

SPECIAL PURPOSE VEHICLE—0.1%		VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.1%
Crosslink Ventures Capital C, LLC, Cl. A*,@,(a),(b)		3,203,289
(Cost $3,075,000)		3,203,289
Total Investments
(Cost $1,164,249,782)	100.2%	$2,148,641,069
Affiliated Securities (Cost $3,075,000)		3,203,289
Unaffiliated Securities (Cost $1,161,174,782)		2,145,437,780
Liabilities in Excess of Other Assets	(0.2)%	(4,892,904)
NET ASSETS	100.0%	$2,143,748,165

#	American Depositary Receipts.

THE ALGER INSTITUTIONAL FUNDS

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

Schedule of Investments July 31, 2023 (Unaudited) (Continued)

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Valuation Designee (as defined in Note 2).

(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.

*	Non-income producing security.

@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 7/31/2023
Chime Financial, Inc., Series G	8/24/21	$2,688,128	0.06%	$1,670,014	0.08%
Crosslink Ventures Capital C, LLC, Cl. A	10/2/20	3,075,000	0.08%	3,203,289	0.15%
Total				$4,873,303	0.23%

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS │ALGER FOCUS EQUITY FUND

Schedule of Investments July 31, 2023 (Unaudited)

COMMON STOCKS—99.4%	SHARES	VALUE
ADVERTISING—0.9%
The Trade Desk, Inc., Cl. A*	126,173	$11,514,548
AEROSPACE & DEFENSE—2.6%
TransDigm Group, Inc.	37,807	34,015,714
APPAREL ACCESSORIES & LUXURY GOODS—0.5%
LVMH Moet Hennessy Louis Vuitton SE	7,317	6,795,795
APPLICATION SOFTWARE—4.5%
Adobe, Inc.*	47,332	25,851,318
Datadog, Inc., Cl. A*	123,736	14,442,466
Intuit, Inc.	22,621	11,575,166
Salesforce, Inc.*	35,099	7,897,626
		59,766,576
AUTOMOBILE MANUFACTURERS—1.7%
Tesla, Inc.*	83,944	22,449,144
AUTOMOTIVE PARTS & EQUIPMENT—0.8%
Mobileye Global, Inc., Cl. A*	277,214	10,584,030
BIOTECHNOLOGY—2.2%
Natera, Inc.*	382,877	17,313,698
Vaxcyte, Inc.*	260,149	12,502,761
		29,816,459
BROADLINE RETAIL—7.3%
Amazon.com, Inc.*	545,373	72,905,463
MercadoLibre, Inc.*	19,520	24,166,736
		97,072,199
CASINOS & GAMING—3.6%
DraftKings, Inc., Cl. A*	356,748	11,337,451
Flutter Entertainment PLC*	128,555	25,569,531
MGM Resorts International	220,569	11,198,288
		48,105,270
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—1.0%
Wabtec Corp.	108,659	12,869,572
CONSTRUCTION MATERIALS—2.0%
Martin Marietta Materials, Inc.	60,418	26,974,220
DIVERSIFIED BANKS—1.1%
JPMorgan Chase & Co.	89,317	14,108,513
ELECTRICAL COMPONENTS & EQUIPMENT—1.0%
Eaton Corp. PLC	24,120	4,952,318
Vertiv Holdings Co., Cl. A	306,054	7,960,465
		12,912,783
ENVIRONMENTAL & FACILITIES SERVICES—2.6%
GFL Environmental, Inc.	1,009,628	34,468,700
FINANCIAL EXCHANGES & DATA—2.8%
CME Group, Inc., Cl. A	68,699	13,668,353
S&P Global, Inc.	58,551	23,098,955
		36,767,308
HEALTHCARE DISTRIBUTORS—1.0%
McKesson Corp.	34,187	13,756,849

THE ALGER INSTITUTIONAL FUNDS│ ALGER FOCUS EQUITY FUND

Schedule of Investments July 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—99.4% (CONT.)	SHARES	VALUE
HEALTHCARE EQUIPMENT—4.1%
Boston Scientific Corp.*	301,316	$15,623,235
GE HealthCare Technologies, Inc.	82,197	6,411,366
TransMedics Group, Inc.*	343,041	31,964,560
		53,999,161
HEALTHCARE FACILITIES—1.0%
Acadia Healthcare Co., Inc.*	174,820	13,816,025
HOTELS RESORTS & CRUISE LINES—1.3%
Trip.com Group Ltd.#,*	423,257	17,370,467
INDUSTRIAL GASES—0.8%
Air Products & Chemicals, Inc.	37,125	11,335,376
INTERACTIVE MEDIA & SERVICES—9.2%
Alphabet, Inc., Cl. C*	449,291	59,805,125
Meta Platforms, Inc., Cl. A*	196,833	62,710,994
		122,516,119
LIFE SCIENCES TOOLS & SERVICES—0.9%
Danaher Corp.	45,206	11,530,242
MANAGED HEALTHCARE—1.8%
UnitedHealth Group, Inc.	46,539	23,565,953
MOVIES & ENTERTAINMENT—3.1%
Liberty Media Corp. Series C Liberty Formula One*	271,711	19,726,219
Netflix, Inc.*	48,982	21,501,628
		41,227,847
OIL & GAS EQUIPMENT & SERVICES—1.2%
Schlumberger NV	269,837	15,742,291
OIL & GAS EXPLORATION & PRODUCTION—2.6%
EOG Resources, Inc.	263,105	34,869,306
PHARMACEUTICALS—0.9%
AstraZeneca PLC#	170,078	12,194,593
SEMICONDUCTORS—13.1%
Advanced Micro Devices, Inc.*	87,988	10,065,827
First Solar, Inc.*	36,331	7,535,049
Marvell Technology, Inc.	429,874	27,997,694
NVIDIA Corp.	224,233	104,781,839
ON Semiconductor Corp.*	76,309	8,222,295
Taiwan Semiconductor Manufacturing Co., Ltd.#	159,002	15,765,048
		174,367,752
SYSTEMS SOFTWARE—13.3%
Microsoft Corp.	485,324	163,030,038
ServiceNow, Inc.*	23,270	13,566,410
		176,596,448
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.9%
Apple, Inc.	464,699	91,290,118
TRANSACTION & PAYMENT PROCESSING SERVICES—3.6%
Visa, Inc., Cl. A	202,234	48,077,089
TOTAL COMMON STOCKS
(Cost $899,202,246)		1,320,476,467

THE ALGER INSTITUTIONAL FUNDS | ALGER FOCUS EQUITY FUND

Schedule of Investments July 31, 2023 (Unaudited) (Continued)

PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	76,825	$—
(Cost $345,713)		—
Total Investments
(Cost $899,547,959)	99.4%	$1,320,476,467
Affiliated Securities (Cost $345,713)		—
Unaffiliated Securities (Cost $899,202,246)		1,320,476,467
Other Assets in Excess of Liabilities	0.6%	8,525,341
NET ASSETS	100.0%	$1,329,001,808

#	American Depositary Receipts.
(a)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Valuation Designee (as defined in Note 2).
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 7/31/2023
Prosetta Biosciences, Inc., Series D	2/6/15	$345,713	0.80%	$0	0.00%
Total				$0	0.00%

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments July 31, 2023 (Unaudited)

COMMON STOCKS—97.4%	SHARES	VALUE
ADVERTISING—2.6%
The Trade Desk, Inc., Cl. A*	18,176	$1,658,742
AEROSPACE & DEFENSE—4.6%
HEICO Corp.	7,999	1,407,664
TransDigm Group, Inc.	1,725	1,552,017
		2,959,681
APPAREL ACCESSORIES & LUXURY GOODS—0.5%
Lululemon Athletica, Inc.*	772	292,225
APPLICATION SOFTWARE—11.8%
Bill.com Holdings, Inc.*	3,656	458,243
Cadence Design Systems, Inc.*	4,120	964,121
Constellation Software, Inc.	638	1,347,722
Datadog, Inc., Cl. A*	11,813	1,378,813
Guidewire Software, Inc.*	11,973	1,015,550
Manhattan Associates, Inc.*	4,759	907,161
Procore Technologies, Inc.*	7,251	549,988
The Descartes Systems Group, Inc.*	11,763	917,333
		7,538,931
ASSET MANAGEMENT & CUSTODY BANKS—1.6%
Ares Management Corp., Cl. A	10,620	1,053,716
AUTOMOTIVE PARTS & EQUIPMENT—0.8%
Mobileye Global, Inc., Cl. A*	13,413	512,108
AUTOMOTIVE RETAIL—1.6%
AutoZone, Inc.*	402	997,651
BIOTECHNOLOGY—3.1%
Apellis Pharmaceuticals, Inc.*	1,646	42,385
Celldex Therapeutics, Inc.*	9,919	350,736
Natera, Inc.*	26,710	1,207,826
Vaxcyte, Inc.*	8,233	395,678
		1,996,625
BUILDING PRODUCTS—0.7%
Trex Co., Inc.*	6,758	467,248
CARGO GROUND TRANSPORTATION—2.2%
Old Dominion Freight Line, Inc.	3,383	1,419,135
CONSTRUCTION & ENGINEERING—1.6%
WillScot Mobile Mini Holdings Corp.*	20,857	1,000,093
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—1.5%
Wabtec Corp.	8,278	980,446
CONSTRUCTION MATERIALS—2.2%
Martin Marietta Materials, Inc.	3,085	1,377,329
CONSUMER STAPLES MERCHANDISE RETAIL—0.8%
BJ’s Wholesale Club Holdings, Inc.*	7,985	529,485
ELECTRONIC COMPONENTS—2.0%
Amphenol Corp., Cl. A	14,128	1,247,644
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.5%
Novanta, Inc.*	5,536	979,318
ENVIRONMENTAL & FACILITIES SERVICES—3.3%
GFL Environmental, Inc.	61,325	2,093,636

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments July 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—97.4% (CONT.)	SHARES	VALUE
FINANCIAL EXCHANGES & DATA—2.5%
MSCI, Inc., Cl. A	2,953	$1,618,480
HEALTHCARE EQUIPMENT—6.9%
Dexcom, Inc.*	9,974	1,242,362
IDEXX Laboratories, Inc.*	2,784	1,544,368
Insulet Corp.*	2,977	823,885
Teleflex, Inc.	3,143	789,427
		4,400,042
HEALTHCARE FACILITIES—1.7%
Acadia Healthcare Co., Inc.*	13,964	1,103,575
HEALTHCARE TECHNOLOGY—1.7%
Veeva Systems, Inc., Cl. A*	5,311	1,084,612
HOME IMPROVEMENT RETAIL—2.0%
Floor & Decor Holdings, Inc., Cl. A*	10,940	1,256,459
HOMEBUILDING—1.8%
NVR, Inc.*	186	1,172,998
HOTELS RESORTS & CRUISE LINES—1.8%
Hilton Worldwide Holdings, Inc.	7,364	1,145,028
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.8%
Paycom Software, Inc.	3,180	1,172,657
INSURANCE BROKERS—0.9%
Ryan Specialty Holdings, Inc., Cl. A*	13,751	595,968
INTERACTIVE MEDIA & SERVICES—0.7%
Pinterest, Inc., Cl. A*	16,452	476,944
INTERNET SERVICES & INFRASTRUCTURE—2.2%
MongoDB, Inc., Cl. A*	3,357	1,421,354
IT CONSULTING & OTHER SERVICES—1.5%
Globant SA*	5,425	947,910
LIFE SCIENCES TOOLS & SERVICES—5.8%
Mettler-Toledo International, Inc.*	644	809,811
Repligen Corp.*	7,401	1,269,715
West Pharmaceutical Services, Inc.	4,492	1,653,236
		3,732,762
METAL, GLASS & PLASTIC CONTAINERS—0.7%
Ball Corp.	7,629	447,746
MOVIES & ENTERTAINMENT—1.8%
Liberty Media Corp. Series C Liberty Formula One*	13,737	997,306
Live Nation Entertainment, Inc.*	1,705	149,614
		1,146,920
OIL & GAS EXPLORATION & PRODUCTION—2.7%
Diamondback Energy, Inc.	11,953	1,760,916
OTHER SPECIALTY RETAIL—0.5%
Five Below, Inc.*	1,534	319,594
PROPERTY & CASUALTY INSURANCE—1.4%
Intact Financial Corp.	5,888	869,728
REAL ESTATE SERVICES—4.8%
CoStar Group, Inc.*	12,810	1,075,656
FirstService Corp.	12,878	2,017,081
		3,092,737

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments July 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—97.4% (CONT.)	SHARES	VALUE
RESEARCH & CONSULTING SERVICES—2.8%
TransUnion	9,847	$784,707
Verisk Analytics, Inc., Cl. A	4,391	1,005,276
		1,789,983
RESTAURANTS—3.2%
Chipotle Mexican Grill, Inc., Cl. A*	499	979,178
Domino’s Pizza, Inc.	2,750	1,091,035
		2,070,213
SEMICONDUCTOR MATERIALS & EQUIPMENT—0.5%
KLA Corp.	641	329,442
SEMICONDUCTORS—5.3%
Lattice Semiconductor Corp.*	6,103	555,007
Marvell Technology, Inc.	23,443	1,526,843
ON Semiconductor Corp.*	12,434	1,339,764
		3,421,614
TOTAL COMMON STOCKS
(Cost $52,480,521)		62,481,695

PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	166,009	—
(Cost $747,040)		—

RIGHTS—0.5%	SHARES	VALUE
BIOTECHNOLOGY—0.5%
Tolero CDR*,@,(b),(c)	422,928	291,820
(Cost $226,186)		291,820

SPECIAL PURPOSE VEHICLE—1.3%		VALUE
DATA PROCESSING & OUTSOURCED SERVICES—1.3%
Crosslink Ventures Capital C, LLC, Cl. A*,@,(a),(b)		572,946
Crosslink Ventures Capital C, LLC, Cl. B*,@,(a),(b)		235,764
		808,710
TOTAL SPECIAL PURPOSE VEHICLE
(Cost $775,000)		808,710
Total Investments
(Cost $54,228,747)	99.2%	$63,582,225
Affiliated Securities (Cost $1,522,040)		808,710
Unaffiliated Securities (Cost $52,706,707)		62,773,515
Other Assets in Excess of Liabilities	0.8%	484,125
NET ASSETS	100.0%	$64,066,350

(a)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.

(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Valuation Designee (as defined in Note 2).

(c)	Contingent Deferred Rights.

*	Non-income producing security.

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments July 31, 2023 (Unaudited) (Continued)

@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 7/31/2023
Crosslink Ventures Capital C, LLC, Cl. A	10/2/20	$550,000	0.50%	$572,946	0.89%
Crosslink Ventures Capital C, LLC, Cl. B	12/16/20	225,000	0.19%	235,764	0.37%
Prosetta Biosciences, Inc., Series D	2/6/15	747,040	0.50%	0	0.00%
Tolero CDR	2/6/17	226,186	0.23%	291,820	0.46%
Total				$1,100,530	1.72%

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2023 (Unaudited)

COMMON STOCKS—92.4%	SHARES	VALUE
ADVERTISING—0.6%
Magnite, Inc.*	58,652	$887,405
AEROSPACE & DEFENSE—4.4%
HEICO Corp.	22,096	3,888,454
Hexcel Corp.	10,920	771,826
Mercury Systems, Inc.*	38,152	1,449,013
		6,109,293
APPAREL ACCESSORIES & LUXURY GOODS—1.1%
Capri Holdings Ltd.*	41,136	1,518,330
APPAREL RETAIL—0.5%
Aritzia, Inc.*	10,957	208,448
Victoria’s Secret & Co.*	21,552	441,600
		650,048
APPLICATION SOFTWARE—24.0%
ACI Worldwide, Inc.*	62,376	1,446,500
AppFolio, Inc., Cl. A*	10,548	1,904,863
Bill.com Holdings, Inc.*	19,264	2,414,550
Blackbaud, Inc.*	21,038	1,587,317
Blackline, Inc.*	29,917	1,737,579
Everbridge, Inc.*	42,067	1,297,346
Guidewire Software, Inc.*	17,034	1,444,824
HubSpot, Inc.*	6,842	3,972,123
Manhattan Associates, Inc.*	27,197	5,184,292
Q2 Holdings, Inc.*	48,569	1,722,743
SEMrush Holdings, Inc., Cl. A*	41,737	442,830
Smartsheet, Inc., Cl. A*	31,943	1,418,269
Sprout Social, Inc., Cl. A*	30,878	1,764,369
SPS Commerce, Inc.*	29,903	5,394,202
Vertex, Inc., Cl. A*	82,416	1,710,956
		33,442,763
ASSET MANAGEMENT & CUSTODY BANKS—0.4%
Affiliated Managers Group, Inc.	4,469	619,582
AUTOMOTIVE PARTS & EQUIPMENT—0.0%
Atmus Filtration Technologies, Inc.*	1,847	44,051
BIOTECHNOLOGY—6.6%
ACELYRIN, Inc.*	11,317	281,114
ADMA Biologics, Inc.*	208,870	866,810
Alkermes PLC*	16,590	485,755
Arcus Biosciences, Inc.*	17,175	341,783
Avidity Biosciences, Inc.*	29,546	280,982
Cabaletta Bio, Inc.*	114,375	1,557,788
Celldex Therapeutics, Inc.*	21,328	754,158
Karuna Therapeutics, Inc.*	5,952	1,189,031
MoonLake Immunotherapeutics, Cl. A*	22,403	1,362,326
Morphic Holding, Inc.*	14,724	835,293
RAPT Therapeutics, Inc.*	30,555	730,265
Vaxcyte, Inc.*	10,523	505,735
		9,191,040

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—92.4% (CONT.)	SHARES	VALUE
CONSUMER STAPLES MERCHANDISE RETAIL—2.4%
BJ’s Wholesale Club Holdings, Inc.*	50,157	$3,325,911
DIVERSIFIED SUPPORT SERVICES—0.5%
RB Global, Inc.	9,766	629,712
ELECTRICAL COMPONENTS & EQUIPMENT—0.4%
Sunrun, Inc.*	32,054	608,385
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.9%
908 Devices, Inc.*	187,978	1,308,327
FOOD DISTRIBUTORS—3.2%
The Chefs’ Warehouse, Inc.*	40,013	1,454,072
US Foods Holding Corp.*	68,800	2,939,824
		4,393,896
FOOTWEAR—0.6%
On Holding AG, Cl. A*	22,379	805,644
HEALTHCARE DISTRIBUTORS—0.3%
PetIQ, Inc., Cl. A*	25,789	431,708
HEALTHCARE EQUIPMENT—8.2%
Impulse Dynamics PLC, Class E*,@,(a)	532,406	1,756,940
Inmode Ltd.*	37,353	1,602,817
Insulet Corp.*	10,926	3,023,771
Paragon 28, Inc.*	30,114	532,114
QuidelOrtho Corp.*	32,314	2,822,951
Shockwave Medical, Inc.*	2,483	647,070
Tandem Diabetes Care, Inc.*	30,237	1,055,876
		11,441,539
HEALTHCARE SERVICES—0.4%
Privia Health Group, Inc.*	20,072	560,410
HEALTHCARE SUPPLIES—1.0%
Neogen Corp.*	61,064	1,416,074
HEALTHCARE TECHNOLOGY—1.9%
Doximity, Inc., Cl. A*	7,724	275,979
Veeva Systems, Inc., Cl. A*	11,492	2,346,896
		2,622,875
HOMEBUILDING—0.5%
Skyline Champion Corp.*	9,683	674,518
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.7%
Paycom Software, Inc.	2,624	967,626
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—0.7%
Gates Industrial Corp., PLC*	68,151	928,217
INTERACTIVE HOME ENTERTAINMENT—1.6%
Take-Two Interactive Software, Inc.*	14,524	2,221,301
INTERACTIVE MEDIA & SERVICES—0.8%
Bumble, Inc., Cl. A*	28,543	528,617
Tripadvisor, Inc.*	33,825	630,836
		1,159,453
LEISURE FACILITIES—1.0%
Planet Fitness, Inc., Cl. A*	21,217	1,432,996

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—92.4% (CONT.)	SHARES	VALUE
LIFE SCIENCES TOOLS & SERVICES—7.6%
Akoya Biosciences, Inc.*	60,048	$414,331
Bio-Techne Corp.	51,271	4,276,001
CryoPort, Inc.*	51,379	825,661
ICON PLC*	7,793	1,959,238
MaxCyte, Inc.*	80,083	357,971
Mesa Laboratories, Inc.	3,769	484,920
NanoString Technologies, Inc.*	63,851	303,931
Personalis, Inc.*	126,736	299,097
Repligen Corp.*	9,649	1,655,382
		10,576,532
MANAGED HEALTHCARE—1.8%
HealthEquity, Inc.*	37,533	2,549,992
MOVIES & ENTERTAINMENT—1.8%
Live Nation Entertainment, Inc.*	29,285	2,569,759
OIL & GAS EQUIPMENT & SERVICES—1.3%
ChampionX Corp.	32,871	1,170,208
ProPetro Holding Corp.*	67,383	703,478
		1,873,686
OIL & GAS EXPLORATION & PRODUCTION—3.3%
Coterra Energy, Inc.	34,770	957,566
Magnolia Oil & Gas Corp., Cl. A	162,878	3,607,747
		4,565,313
PERSONAL CARE PRODUCTS—0.5%
Oddity Tech Ltd., Cl. A*	13,730	731,672
PHARMACEUTICALS—1.4%
Pliant Therapeutics, Inc.*	22,329	398,349
Reata Pharmaceuticals, Inc., Cl. A*	6,984	1,156,411
Ventyx Biosciences, Inc.*	10,465	387,728
		1,942,488
REGIONAL BANKS—0.9%
Webster Financial Corp.	27,785	1,314,786
RESEARCH & CONSULTING SERVICES—0.7%
LegalZoom.com, Inc.*	60,985	931,851
RESTAURANTS—6.6%
Cava Group, Inc.*	5,545	316,675
Kura Sushi USA, Inc., Cl. A*	21,124	2,102,049
Shake Shack, Inc., Cl. A*	29,210	2,268,448
The Cheesecake Factory, Inc.	33,851	1,245,040
Wingstop, Inc.	19,374	3,266,069
		9,198,281
SEMICONDUCTOR MATERIALS & EQUIPMENT—0.8%
SolarEdge Technologies, Inc.*	4,446	1,073,531
SEMICONDUCTORS—0.7%
Universal Display Corp.	6,648	969,810
SPECIALTY CHEMICALS—0.3%
Balchem Corp.	2,834	381,853
SYSTEMS SOFTWARE—0.4%
Rapid7, Inc.*	11,833	543,253

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—92.4% (CONT.)	SHARES	VALUE
TRADING COMPANIES & DISTRIBUTORS—0.4%
Xometry, Inc., Cl. A*	27,198	$564,630
TRANSACTION & PAYMENT PROCESSING SERVICES—1.2%
DLocal Ltd., Cl. A*	70,819	1,074,324
Marqeta, Inc., Cl. A*	115,506	644,524
		1,718,848
TOTAL COMMON STOCKS
(Cost $96,188,422)		128,897,389

PREFERRED STOCKS—3.5%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	133,263	—
DATA PROCESSING & OUTSOURCED SERVICES—3.5%
Chime Financial, Inc., Series G*,@,(a)	114,399	4,908,861
TOTAL PREFERRED STOCKS		4,908,861
(Cost $8,501,200)

RIGHTS—0.3%	SHARES	VALUE
BIOTECHNOLOGY—0.3%
Tolero CDR*,@,(a),(c)	528,559	364,706
(Cost $285,725)		364,706

REAL ESTATE INVESTMENT TRUST—1.8%	SHARES	VALUE
RETAIL—1.8%
Tanger Factory Outlet Centers, Inc.	110,050	2,576,270
(Cost $1,810,916)		2,576,270

SPECIAL PURPOSE VEHICLE—1.2%		VALUE
DATA PROCESSING & OUTSOURCED SERVICES—1.2%
Crosslink Ventures Capital C, LLC, Cl. A*,@,(a),(b)		1,328,193
Crosslink Ventures Capital C, LLC, Cl. B*,@,(a),(b)		340,548
		1,668,741
TOTAL SPECIAL PURPOSE VEHICLE		1,668,741
(Cost $1,600,000)
Total Investments
(Cost $108,386,263)	99.2%	$138,415,967
Affiliated Securities (Cost $2,199,684)		1,668,741
Unaffiliated Securities (Cost $106,186,579)		136,747,226
Other Assets in Excess of Liabilities	0.8%	1,101,587
NET ASSETS	100.0%	$139,517,554

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Valuation Designee (as defined in Note 2).
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(c)	Contingent Deferred Rights.
*	Non-income producing security.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments July 31, 2023 (Unaudited) (Continued)

@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 7/31/2023
Chime Financial, Inc., Series G	8/24/21	$7,901,516	2.12%	$4,908,861	3.52%
Crosslink Ventures Capital C, LLC, Cl. A	10/2/20	1,275,000	0.49%	1,328,193	0.95%
Crosslink Ventures Capital C, LLC, Cl. B	12/16/20	325,000	0.11%	340,548	0.25%
Impulse Dynamics PLC, Class E	2/11/22	1,756,940	0.71%	1,756,940	1.26%
Prosetta Biosciences, Inc., Series D	2/6/15	599,684	0.10%	0	0.00%
Tolero CDR	2/6/17	285,725	0.16%	364,706	0.26%
Total				$8,699,248	6.24%

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Institutional Funds (the “Trust”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Trust operates as a series company currently offering an unlimited number of shares of beneficial interest in four series – Alger Capital Appreciation Institutional Fund, Alger Focus Equity Fund, Alger Mid Cap Growth Institutional Fund and Alger Small Cap Growth Institutional Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.

Each Fund offers one or more of the following share classes: Class A, C, I, R, Y, Z and Z-2. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class I, R, Y, Z and Z-2 shares are generally sold to institutional investors and are sold without an initial or deferred sales charge and Class Y, Z and Z-2 shares are generally subject to a minimum initial investment of $500,000. Class C shares will automatically convert to Class A shares on the fifth business day of the month following the eighth anniversary of the purchase date of a shareholder’s Class C shares, without the imposition of any sales load, fee or other charge. Class C shares held at certain dealers may not convert to Class A shares or may be converted on a different schedule. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Effective August 27, 2019, Class C shares were closed to direct shareholders and are only available for purchase through certain financial intermediaries and group retirement plan recordkeeping platforms. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of the Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of the Fund’s assets).

On May 23, 2023, the Board of Trustees (the “Board”) approved the transition of the Fund’s custodian and administrator from Brown Brothers Harriman & Company (the “Custodian”) to The Bank of New York Mellon. This change is anticipated to become effective in early 2024.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).

The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds’ investment adviser, Fred Alger Management, LLC (“Alger Management” or the “Investment Manager”) as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Funds to assist in performing the duties and responsibilities of the Valuation Designee.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Funds. The Valuation Designee regularly reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of the valuation policies and procedures in accordance with the requirements of Rule 2a-5.

Investments in money market funds and short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

●	Level 1 – quoted prices in active markets for identical investments

●	Level 2 – significant other observable inputs (including quoted prices for similar investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Funds may significantly differ from the valuations that would have been assigned by the Funds had there been an active market for such securities.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.

NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of July 31, 2023 in valuing the Funds’ investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Capital Appreciation
Institutional Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$266,720,041	$266,720,041	$—	$—
Consumer Discretionary	345,924,823	334,878,057	11,046,766	—
Energy	76,860,271	76,860,271	—	—
Financials	145,611,402	145,611,402	—	—
Healthcare	242,322,789	242,322,789	—	—
Industrials	141,775,145	141,775,145	—	—
Information Technology	865,174,841	865,174,841	—	—
Materials	59,378,454	59,378,454	—	—
TOTAL COMMON STOCKS	$2,143,767,766	$2,132,721,000	$11,046,766	$—
PREFERRED STOCKS
Information Technology	1,670,014	—	—	1,670,014
SPECIAL PURPOSE VEHICLE
Information Technology	3,203,289	—	—	3,203,289
TOTAL INVESTMENTS IN SECURITIES	$2,148,641,069	$2,132,721,000	$11,046,766	$4,873,303

Alger Focus Equity Fund	TOTAL		LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	175,258,514		175,258,514	—	—
Consumer Discretionary	202,376,905		195,581,110	6,795,795	—
Energy	50,611,597		50,611,597	—	—
Financials	98,952,910		98,952,910	—	—
Healthcare	158,679,282		158,679,282	—	—
Industrials	94,266,769		94,266,769	—	—
Information Technology	502,020,894		502,020,894	—	—
Materials	38,309,596		38,309,596	—	—
TOTAL COMMON STOCKS	$1,320,476,467		$1,313,680,672	$6,795,795	$—
PREFERRED STOCKS
Healthcare	—	*	—	—	—	*
TOTAL INVESTMENTS IN SECURITIES	$1,320,476,467		$1,313,680,672	$6,795,795	$—

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Growth Institutional
Fund	TOTAL		LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$3,282,606		$3,282,606	$—	$—
Consumer Discretionary	7,766,276		7,766,276	—	—
Consumer Staples	529,485		529,485	—	—
Energy	1,760,916		1,760,916	—	—
Financials	4,137,892		4,137,892	—	—
Healthcare	12,317,616		12,317,616	—	—
Industrials	11,882,879		11,882,879	—	—
Information Technology	15,886,213		15,886,213	—	—
Materials	1,825,075		1,825,075	—	—
Real Estate	3,092,737		3,092,737	—	—
TOTAL COMMON STOCKS	$62,481,695		$62,481,695	$—	$—
PREFERRED STOCKS
Healthcare	—	*	—	—	—	*
RIGHTS
Healthcare	291,820		—	—	291,820
SPECIAL PURPOSE VEHICLE
Information Technology	808,710		—	—	808,710
TOTAL INVESTMENTS IN SECURITIES	$63,582,225		$62,481,695	$—	$1,100,530

Alger Small Cap Growth
Institutional Fund	TOTAL		LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	6,837,918		6,837,918	—	—
Consumer Discretionary	14,323,868		14,323,868	—	—
Consumer Staples	8,451,479		8,451,479	—	—
Energy	6,438,999		6,438,999	—	—
Financials	3,653,216		3,653,216	—	—
Healthcare	40,732,658		38,975,718	—	1,756,940
Industrials	10,739,714		10,739,714	—	—
Information Technology	37,337,684		37,337,684	—	—
Materials	381,853		381,853	—	—
TOTAL COMMON STOCKS	$128,897,389		$127,140,449	$—	$1,756,940
PREFERRED STOCKS
Healthcare	—	*	—	—	—	*
Information Technology	4,908,861		—	—	4,908,861
TOTAL PREFERRED STOCKS	$4,908,861		$—	$—	$4,908,861
RIGHTS
Healthcare	364,706		—	—	364,706
REAL ESTATE INVESTMENT TRUST
Real Estate	2,576,270		2,576,270	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	1,668,741		—	—	1,668,741
TOTAL INVESTMENTS IN SECURITIES	$138,415,967		$129,716,719	$—	$8,699,248

* Alger Focus Equity Fund’s, Alger Mid Cap Growth Institutional Fund’s and Alger Small Cap Growth Institutional Fund’s holdings of Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of July 31, 2023.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Institutional Fund	Common Stocks
Opening balance at November 1, 2022	$585,947
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(1,232,569)
Included in net change in unrealized appreciation (depreciation) on investments	1,880,166
Purchases and sales
Purchases	—
Sales	(1,233,544)
Closing balance at July 31, 2023	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2023	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Institutional Fund	Preferred Stocks
Opening balance at November 1, 2022	$1,699,204
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(29,190)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2023	1,670,014
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2023	$(29,190)

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Institutional Fund	Special Purpose Vehicle
Opening balance at November 1, 2022	$3,252,120
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(48,831)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2023	3,203,289
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2023	$(48,831)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Focus Equity Fund	Preferred Stocks
Opening balance at November 1, 2022	$—	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2023	—	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2023	$—

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Preferred Stocks
Opening balance at November 1, 2022	$—	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2023	—	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2023	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Rights
Opening balance at November 1, 2022	$253,757
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	38,063
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2023	291,820
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2023	$38,063

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Special Purpose
Alger Mid Cap Growth Institutional Fund	Vehicle
Opening balance at November 1, 2022	$821,566
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(12,856)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2023	808,710
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2023	$(12,856)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Common Stocks
Opening balance at November 1, 2022	$1,756,940
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2023	1,756,940
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2023	$—

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Preferred Stocks
Opening balance at November 1, 2022	$4,994,660	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(85,799)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2023	4,908,861	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2023	$(85,799)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Rights
Opening balance at November 1, 2022	$317,135
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	47,571
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2023	364,706
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2023	$47,571

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Special Purpose Vehicle
Opening balance at November 1, 2022	$1,694,942
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(26,201)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2023	1,668,741
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2023	$(26,201)

* Includes securities that are fair valued at zero.

The following table provides quantitative information about each Fund’s Level 3 fair value measurements of its investments as of July 31, 2023. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to each Fund’s fair value measurements.

	Fair Value	Valuation	Unobservable		Weighted Average
	July 31, 2023	Methodology	Input	Input/Range	Inputs
Alger Capital Appreciation Institutional Fund
Preferred Stocks	$1,670,014	Market Approach	Revenue Multiple	14.0x-16.0x	N/A
Special Purpose Vehicle	3,203,289	Market Approach	Revenue Multiple	14.0x-16.0x	N/A

Alger Focus Equity Fund
Preferred Stocks	—*	Income Approach	Discount Rate	100.00%	N/A

Alger Mid Cap Growth Institutional Fund
Preferred Stocks	—*	Income Approach	Discount Rate	100.00%	N/A
Rights	291,820	Income Approach	Discount Rate Probability of Success	7.94%-9.43% 0.00%-60.00%	N/A
Special Purpose Vehicle	808,710	Market Approach	Revenue Multiple	14.0x-16.0x	N/A

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value July 31, 2023	Valuation Methodology	Unobservable Input	Input/Range	Weighted Average Inputs
Alger Small Cap Growth Institutional Fund
Common Stocks	$1,756,940	Market Approach	Recent Transaction Price	N/A	N/A
Preferred Stocks	—*	Income Approach	Discount Rate	100.00%	N/A
Preferred Stocks	4,908,861	Market Approach	Revenue Multiple	14.0x-16.0x	N/A
Rights	364,706	Income Approach	Discount Rate Probability of Success	7.94%-9.43% 0.00%-60.00%	N/A
Special Purpose Vehicle	1,668,741	Market Approach	Revenue Multiple	14.0x-16.0x	N/A

* Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of July 31, 2023.

The significant unobservable inputs used in the fair value measurement of each Fund’s securities are revenue and EBITDA multiples, discount rates, and the probability of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probability of success result in lower fair value measurements.

Certain of the Funds’ assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of July 31, 2023, such assets were categorized within the ASC 820 disclosure hierarchy as follows:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Cash, foreign cash and cash equivalents
Alger Capital Appreciation Institutional Fund	$913,721	$47	$913,674	$—
Alger Focus Equity Fund	7,046,942	—	7,046,942	—
Alger Mid Cap Growth Institutional Fund	1,010,738	—	1,010,738	—
Alger Small Cap Growth Institutional Fund	276,716	—	276,716	—

NOTE 4 — Affiliated Securities:

During the nine-month period ended July 31, 2023, as disclosed in the following table, certain Funds held 5% or more of the outstanding voting securities of the issuers listed below. As such, these issuers were “affiliated persons” of the applicable Fund(s) for purposes of the 1940 Act. Transactions during the nine-month period ended July 31, 2023 with such affiliated persons are summarized below. During this period, other Funds in the Trust may also have held voting shares of the issuers at levels below 5%.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Security	Shares Held at October 31, 2022	Shares Purchased	Shares Sold	Shares Held at July 31, 2023	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at July 31, 2023
Alger Capital Appreciation Institutional Fund
Special Purpose Vehicle
Crosslink Ventures Capital C, LLC, Cl. A***					$—	$—	$(48,831)	$3,203,289
Total					$—	$—	$(48,831)	$3,203,289

Security	Shares Held at October 31, 2022	Shares Purchased	Shares Sold	Shares Held at July 31, 2023	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at July 31, 2023
Alger Focus Equity Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D**	76,825	—	—	76,825	$—	$—	$—	$—	*
Total					$—	$—	$—	$—	*

Security	Shares Held at October 31, 2022	Shares Purchased	Shares Sold	Shares Held at July 31, 2023	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at July 31, 2023
Alger Mid Cap Growth Institutional Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D**	166,009	—	—	166,009	$—	$—	$—	$—	*
Special Purpose Vehicle
Crosslink Ventures Capital C, LLC, Cl. A***					—	—	(8,734)	572,946
Crosslink Ventures Capital C, LLC, Cl. B***					—	—	(4,122)	235,764
Total					$—	$—	$(12,856)	$808,710

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Security	Shares Held at October 31, 2022	Shares Purchased	Shares Sold	Shares Held at July 31, 2023	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at July 31, 2023
Alger Small Cap Growth Institutional Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D**	133,263	—	—	133,263	$—	$—	$—	$—	*
Special Purpose Vehicle
Crosslink Ventures Capital C, LLC, Cl. A***					—	—	(20,247)	1,328,193
Crosslink Ventures Capital C, LLC, Cl. B***					—	—	(5,954)	340,548
Total					$—	$—	$(26,201)	$1,668,741

* Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of July 31, 2023.

** Prosetta Biosciences, Inc., Series D is deemed to be an affiliate of the Funds because the Funds and Prosetta Biosciences, Inc., Series D are under common control.

*** The Alger Fund Complex and other entities managed by Alger Management fully own Crosslink Ventures Capital C, LLC, Class A and Crosslink Ventures Capital C, LLC, Class B. There were no capital increases or decreases for the period ended July 31, 2023.